Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,086,919.46
Previously Paid Amount	0.00
Total Fee Amount	5,950.31
Total Offset Amount	0.00
Net Fee	5,950.31
Narrative - Max Aggregate Offering Price	$ 43,086,919.46
Final Prospectus	true